Financial assets (Tables)	6 Months Ended
Jun. 30, 2024
Financial assets [Abstract]
Non-current and current financial investments
The detail of non-current and current financial assets as of June 30, 2024, and December 31, 2023, is as follows:

	Balance as of June 30, 2024	Balance as of December 31, 2023
	($ in thousands)
Fair Value through OCI (Investment in Ten West link)	11,719	11,719
Derivative assets (Note 10)	68,896	56,708
Other receivable accounts at amortized cost	70,957	68,155
Total non-current financial assets	151,572	136,582
Contracted concessional financial assets	184,812	177,407
Derivative assets (Note 10)	3,684	4,989
Other receivable accounts at amortized cost	5,731	6,490
Total current financial assets	194,227	188,886